TOEWS AGILITY SHARES DYNAMIC TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	FIXED INCOME - 99.6%
249,000	iShares Broad USD High Yield Corporate Bond ETF	$ 9,310,110
347,100	iShares Fallen Angels USD Bond ETF	9,382,113
392,300	SPDR Portfolio High Yield Bond ETF	9,297,510
253,100	Xtrackers USD High Yield Corporate Bond ETF	9,306,487
	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,541,177)	37,296,220

	TOTAL INVESTMENTS - 99.6% (Cost $36,541,177)	$ 37,296,220
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	144,083
	NET ASSETS - 100.0%	$ 37,440,303

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

TOEWS AGILITY SHARES MANAGED RISK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2025

Shares						Fair Value
EXCHANGE-TRADED FUNDS — 86.8%
EQUITY - 86.8%
415,660	iShares Core S&P 500 ETF					$ 263,902,534
TOTAL EXCHANGE-TRADED FUNDS (Cost $241,404,026)

Contracts(a)
	FUTURE OPTIONS PURCHASED - 4.4%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
PUT OPTIONS PURCHASED - 4.4%
500	CMC E-Mini Standard & Poor's 500 Index Future	EDF	09/19/2025	$ 5,275	$ 159,356,250	$ 240,000
1,036	CMC E-Mini Standard & Poor's 500 Index Future	EDF	12/18/2026	5,850	344,521,800	13,196,050
	TOTAL FUTURE OPTIONS PURCHASED (Cost - $23,468,762)					13,436,050

	TOTAL INVESTMENTS - 91.2% (Cost $264,872,788)					$ 277,338,584
	CALL OPTIONS WRITTEN - (0.2)% (Premiums received - $781,220)					(581,250)
	PUT OPTIONS WRITTEN - (0.5)% (Premiums received - $2,650,200)					(1,631,250)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.5%					28,811,979
	NET ASSETS - 100.0%					$ 303,938,063

Contracts(a)
	WRITTEN FUTURE OPTIONS - (0.7)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN- (0.2)%
500	CMC E-Mini Standard & Poor's 500 Index Future	EDF	09/19/2025	$ 6,625	$ 159,356,250	$ 581,250
TOTAL CALL OPTIONS WRITTEN (Premiums received - $781,220)

PUT OPTIONS WRITTEN - (0.5)%
500	CMC E-Mini Standard & Poor's 500 Index Future	EDF	09/19/2025	$ 6,150	$ 159,356,250	$ 1,631,250
TOTAL PUT OPTIONS WRITTEN (Premiums received - $2,650,200)

	TOTAL FUTURE OPTIONS WRITTEN (Premiums received - $3,431,420)					$ 2,212,500

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(b)	Value and Unrealized Appreciation
120	CME E-Mini Standard & Poor's 500 Index Future			09/22/2025	$ 38,245,500	$ 1,719,302
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
EDF	- ED&F Man Capital Markets, Inc.

(a)	Each contract is equivalent to one futures contract.
(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.